Property and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
Depreciation expense	$ 949	$ 748	$ 1,047	$ 1,005
Property and Equipment [Member]
Property and Equipment [Line Items]
Depreciation expense		$ 700